Compensation Plans (Tables)	12 Months Ended
Nov. 30, 2017
Retirement Benefits [Abstract]
Share Based Compensation Awards Activity
Our equity awards generally vest over a three-year period, subject to earlier vesting under certain conditions.

	Shares	Weighted-Average Grant Date Fair Value
Outstanding at November 30, 2014	4,053,057	$37.94
Granted	1,253,050	$45.70
Vested	(1,298,318)	$31.35
Forfeited	(398,394)	$39.48
Outstanding at November 30, 2015	3,609,395	$42.84
Granted	1,451,917	$53.98
Vested	(1,454,381)	$38.18
Forfeited	(193,806)	$47.76
Outstanding at November 30, 2016	3,413,125	$48.03
Granted	1,116,314	$54.79
Vested	(1,466,690)	$38.95
Forfeited	(112,781)	$51.72
Outstanding at November 30, 2017	2,949,968	$51.82